CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Statement of Comprehensive Income [Abstract]
Net income	$ 643	$ 231	$ 1,334	$ 841
Other comprehensive income (loss), net of tax
Unrealized income (loss) on cash flow hedges	(22)	15	(39)	10
Changes in retirement plans’ funded status	(9)	(6)	(23)	450
Foreign currency translation	31	(38)	109	(373)
Share of other comprehensive loss of entities using the equity method	(14)	(18)	(17)	(36)
Other comprehensive income (loss), net of tax	(14)	(47)	30	51
Comprehensive income	629	184	1,364	892
Less: Comprehensive income attributable to noncontrolling interests	4	2	24	20
Comprehensive income (loss) attributable to CNH Industrial N.V.	$ 625	$ 182	$ 1,340	$ 872